N-2 - USD ($)			1 Months Ended	3 Months Ended
	Oct. 30, 2024	Oct. 29, 2024	Oct. 22, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022
Cover [Abstract]
Entity Central Index Key	0000017313
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Capital Southwest Corporation
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses:
Sales load (as a percentage of offering price)	1.50%	(1)
Offering expenses (as a percentage of offering price)	0.25%	(2)
Dividend reinvestment plan expenses	—%	(3)
Total stockholder transaction expenses (as a percentage of offering price)	1.75%

Annual Expenses (as a percentage of net assets attributable to common stock for the quarter ended September 30, 2024):
Operating expenses	3.09%	(4)
Interest payments on borrowed funds	6.18%	(5)
Income tax (benefit) expense	(0.58)%	(6)
Total annual expenses	8.69%
(1)    Represents the Sales Agents’ commission with respect to the shares of common stock being sold in this offering. There is no guarantee that there will be any additional sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
(2)    The percentage reflects estimated offering expenses for this offering of approximately $2,500,000, of which we have incurred $1,640,000 as of October 25, 2024, and assumes that we sell all $1.0 billion of shares of common stock available under the equity distribution agreements with the Sales Agents.
(3)    The expenses of administering our dividend reinvestment plan (“DRIP”) are included in operating expenses. The DRIP does not allow shareholders to sell shares through the DRIP. If a shareholder wishes to sell shares they would be required to select a broker of their choice and pay any fees or other costs associated with the sale.
(4)    Operating expenses in this table represent the estimated annual operating expenses of CSWC and its consolidated subsidiaries based on annualized operating expenses for the quarter ended September 30, 2024. We do not have an investment adviser and are internally managed by our executive officers under the supervision of our board of directors. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals including, without limitation, compensation expenses related to salaries, discretionary bonuses and restricted stock grants.
(5)    Interest payments on borrowed funds represents (a) our estimated annual interest payments based on actual interest rate terms under our credit facilities, with available commitments of $485 million under the Corporate Credit Facility and available commitments of $200 million under the SPV Credit Facility, and our anticipated drawdowns from our credit facilities, (b) our actual interest rate terms under the SBA Debentures and our anticipated drawdowns of the SBA Debentures, and (c) our estimated annual interest payments, based on actual interest rate terms, on the 4.50% Notes due 2026 (the “January 2026 Notes”), the 3.375% Notes due 2026 (the “October 2026 Notes”) and the 7.75% Notes due 2028 (the “August 2028 Notes”). As of September 30, 2024, we had $200.0 million outstanding under the Corporate Credit Facility, $78.0 million outstanding under the SPV Credit Facility, $153.0 million outstanding under the SBA Debentures, $140.0 million in aggregate principal of the January 2026 Notes outstanding, $150.0 million in aggregate principal of the October 2026 Notes outstanding and $71.9 million in aggregate principal of the August 2028 Notes outstanding. Any future issuances of debt securities will be made at the discretion of management and the board of directors after evaluating the investment opportunities and economic situation of the Company and the market as a whole.
	(6) Income tax provision/(benefit) relates to the accrual of (a) deferred and current tax provision/(benefit) for U.S. federal income taxes and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Income tax provision/(benefit) represents the estimated annual income tax expense of CSWC and its consolidated subsidiaries based on annualized income tax provision/(benefit) for the quarter ended September 30, 2024.

Shareholder Transaction Expenses:
Sales load (as a percentage of offering price)	—%	(1)
Offering expenses (as a percentage of offering price)	—%	(2)
Dividend reinvestment plan expenses	—%	(3)
Total shareholder transaction expenses (as a percentage of offering price)	—%	(4)

Annual Expenses (as a percentage of net assets attributable to common stock for the quarter ended June 30, 2024):
Operating expenses	3.92%	(5)
Interest payments on borrowed funds	6.83%	(6)
Income tax provision	1.25%	(7)
Total annual expenses	12.00%
(1)In the event that our securities are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load.
(2)In the event that we conduct an offering of our securities, a corresponding prospectus supplement will disclose the estimated offering expenses.
(3)The expenses of administering our DRIP are included in operating expenses. The DRIP does not allow shareholders to sell shares through the DRIP. If a shareholder wishes to sell shares they would be required to select a broker of their choice and pay any fees or other costs associated with the sale.
(4)Total stockholder transaction expenses may include sales load and will be disclosed in a future prospectus supplement, if any.
(5)Operating expenses in this table represent the estimated annual operating expenses of CSWC and its consolidated subsidiaries based on annualized operating expenses for the quarter ended June 30, 2024. We do not have an investment adviser and are internally managed by our executive officers under the supervision of the Board. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals including, without limitation, compensation expenses related to salaries, discretionary bonuses and restricted stock grants.
(6)Interest payments on borrowed funds represents (a) our estimated annual interest payments based on actual interest rate terms under our credit facilities, with available commitments of $485 million under the Company’s senior secured revolving credit facility (the “Corporate Credit Facility”) and available commitments of $200 million under the Company’s special purpose vehicle financing credit facility (the “SPV Credit Facility”), and our anticipated drawdowns from our credit facilities, (b) our actual interest rate terms under the SBA Debentures and our anticipated drawdowns of the SBA Debentures, and (c) our estimated annual interest payments, based on actual interest rate terms, on the 4.50% Notes due 2026 (the “January 2026 Notes”), the 3.375% Notes due 2026 (the “October 2026 Notes”) and the 7.75% Notes due 2028 (the “August 2028 Notes”). As of June 30, 2024, we had $165.0 million outstanding under the Corporate Credit Facility, $64.0 million outstanding under the SPV Credit Facility, $153.0 million outstanding under the SBA Debentures, $140.0 million in aggregate principal of the January 2026 Notes outstanding, $150.0 million in aggregate principal of the October 2026 Notes outstanding and $71.9 million in aggregate principal of the August 2028 Notes outstanding. Any future issuances of debt securities will be made at the discretion of management and the Board of directors after evaluating the investment opportunities and economic situation of the Company and the market as a whole.
		(7)Income tax provision/(benefit) relates to the accrual of (a) deferred and current tax provision/(benefit) for U.S. federal income taxes and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Income tax provision/(benefit) represents the estimated annual income tax provision/(benefit) of CSWC and its consolidated subsidiaries based on annualized income tax provision/(benefit) for the quarter ended June 30, 2024.
Sales Load [Percent]	1.50%	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.25%	0.00%
Other Transaction Expense 2 [Percent]	0.00%	0.00%
Annual Expenses [Table Text Block]

Stockholder Transaction Expenses:
Sales load (as a percentage of offering price)	1.50%	(1)
Offering expenses (as a percentage of offering price)	0.25%	(2)
Dividend reinvestment plan expenses	—%	(3)
Total stockholder transaction expenses (as a percentage of offering price)	1.75%

Annual Expenses (as a percentage of net assets attributable to common stock for the quarter ended September 30, 2024):
Operating expenses	3.09%	(4)
Interest payments on borrowed funds	6.18%	(5)
Income tax (benefit) expense	(0.58)%	(6)
Total annual expenses	8.69%
(1)    Represents the Sales Agents’ commission with respect to the shares of common stock being sold in this offering. There is no guarantee that there will be any additional sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
(2)    The percentage reflects estimated offering expenses for this offering of approximately $2,500,000, of which we have incurred $1,640,000 as of October 25, 2024, and assumes that we sell all $1.0 billion of shares of common stock available under the equity distribution agreements with the Sales Agents.
(3)    The expenses of administering our dividend reinvestment plan (“DRIP”) are included in operating expenses. The DRIP does not allow shareholders to sell shares through the DRIP. If a shareholder wishes to sell shares they would be required to select a broker of their choice and pay any fees or other costs associated with the sale.
(4)    Operating expenses in this table represent the estimated annual operating expenses of CSWC and its consolidated subsidiaries based on annualized operating expenses for the quarter ended September 30, 2024. We do not have an investment adviser and are internally managed by our executive officers under the supervision of our board of directors. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals including, without limitation, compensation expenses related to salaries, discretionary bonuses and restricted stock grants.
(5)    Interest payments on borrowed funds represents (a) our estimated annual interest payments based on actual interest rate terms under our credit facilities, with available commitments of $485 million under the Corporate Credit Facility and available commitments of $200 million under the SPV Credit Facility, and our anticipated drawdowns from our credit facilities, (b) our actual interest rate terms under the SBA Debentures and our anticipated drawdowns of the SBA Debentures, and (c) our estimated annual interest payments, based on actual interest rate terms, on the 4.50% Notes due 2026 (the “January 2026 Notes”), the 3.375% Notes due 2026 (the “October 2026 Notes”) and the 7.75% Notes due 2028 (the “August 2028 Notes”). As of September 30, 2024, we had $200.0 million outstanding under the Corporate Credit Facility, $78.0 million outstanding under the SPV Credit Facility, $153.0 million outstanding under the SBA Debentures, $140.0 million in aggregate principal of the January 2026 Notes outstanding, $150.0 million in aggregate principal of the October 2026 Notes outstanding and $71.9 million in aggregate principal of the August 2028 Notes outstanding. Any future issuances of debt securities will be made at the discretion of management and the board of directors after evaluating the investment opportunities and economic situation of the Company and the market as a whole.
	(6) Income tax provision/(benefit) relates to the accrual of (a) deferred and current tax provision/(benefit) for U.S. federal income taxes and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Income tax provision/(benefit) represents the estimated annual income tax expense of CSWC and its consolidated subsidiaries based on annualized income tax provision/(benefit) for the quarter ended September 30, 2024.

Shareholder Transaction Expenses:
Sales load (as a percentage of offering price)	—%	(1)
Offering expenses (as a percentage of offering price)	—%	(2)
Dividend reinvestment plan expenses	—%	(3)
Total shareholder transaction expenses (as a percentage of offering price)	—%	(4)

Annual Expenses (as a percentage of net assets attributable to common stock for the quarter ended June 30, 2024):
Operating expenses	3.92%	(5)
Interest payments on borrowed funds	6.83%	(6)
Income tax provision	1.25%	(7)
Total annual expenses	12.00%
(1)In the event that our securities are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load.
(2)In the event that we conduct an offering of our securities, a corresponding prospectus supplement will disclose the estimated offering expenses.
(3)The expenses of administering our DRIP are included in operating expenses. The DRIP does not allow shareholders to sell shares through the DRIP. If a shareholder wishes to sell shares they would be required to select a broker of their choice and pay any fees or other costs associated with the sale.
(4)Total stockholder transaction expenses may include sales load and will be disclosed in a future prospectus supplement, if any.
(5)Operating expenses in this table represent the estimated annual operating expenses of CSWC and its consolidated subsidiaries based on annualized operating expenses for the quarter ended June 30, 2024. We do not have an investment adviser and are internally managed by our executive officers under the supervision of the Board. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals including, without limitation, compensation expenses related to salaries, discretionary bonuses and restricted stock grants.
(6)Interest payments on borrowed funds represents (a) our estimated annual interest payments based on actual interest rate terms under our credit facilities, with available commitments of $485 million under the Company’s senior secured revolving credit facility (the “Corporate Credit Facility”) and available commitments of $200 million under the Company’s special purpose vehicle financing credit facility (the “SPV Credit Facility”), and our anticipated drawdowns from our credit facilities, (b) our actual interest rate terms under the SBA Debentures and our anticipated drawdowns of the SBA Debentures, and (c) our estimated annual interest payments, based on actual interest rate terms, on the 4.50% Notes due 2026 (the “January 2026 Notes”), the 3.375% Notes due 2026 (the “October 2026 Notes”) and the 7.75% Notes due 2028 (the “August 2028 Notes”). As of June 30, 2024, we had $165.0 million outstanding under the Corporate Credit Facility, $64.0 million outstanding under the SPV Credit Facility, $153.0 million outstanding under the SBA Debentures, $140.0 million in aggregate principal of the January 2026 Notes outstanding, $150.0 million in aggregate principal of the October 2026 Notes outstanding and $71.9 million in aggregate principal of the August 2028 Notes outstanding. Any future issuances of debt securities will be made at the discretion of management and the Board of directors after evaluating the investment opportunities and economic situation of the Company and the market as a whole.
		(7)Income tax provision/(benefit) relates to the accrual of (a) deferred and current tax provision/(benefit) for U.S. federal income taxes and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Income tax provision/(benefit) represents the estimated annual income tax provision/(benefit) of CSWC and its consolidated subsidiaries based on annualized income tax provision/(benefit) for the quarter ended June 30, 2024.
Interest Expenses on Borrowings [Percent]	6.18%	6.83%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	3.09%	3.92%
Other Annual Expense 2 [Percent]	(0.58%)	1.25%
Total Annual Expenses [Percent]	8.69%	12.00%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above. These amounts assume (1) a 1.50% sales load (Sales Agents discounts and commissions) and (2) offering expenses totaling 0.25%.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming 5.0% annual return	$104	$298	$478	$873
	The example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses may be greater or less than those shown. While the example assumes, as required by the SEC, a 5.0% annual return, our performance will vary and may result in a return greater or less than 5.0%. In addition, while the example assumes reinvestment of all dividends at NAV, participants in our DRIP will receive a number of shares of our common stock, determined by dividing the total dollar amount of the dividend payable to a participant by the average purchase price of all shares of common stock purchased by the administrator of the DRIP in the event that shares are purchased in the open market to satisfy the share requirements of the DRIP, which may be at, above or below NAV. See “Dividend Reinvestment Plan” in the accompanying prospectus for additional information regarding our DRIP.
Example

The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above. In the event that shares to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will restate this example to reflect the applicable sales load.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming 5.0% annual return	$138	$380	$590	$997
		The example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses may be greater or less than those shown. While the example assumes, as required by the SEC, a 5.0% annual return, our performance will vary and may result in a return greater or less than 5.0%. In addition, while the example assumes reinvestment of all dividends at NAV, participants in our DRIP will receive a number of shares of our common stock, determined by dividing the total dollar amount of the dividend payable to a participant by the average purchase price of all shares of common stock purchased by the administrator of the DRIP in the event that shares are purchased in the open market to satisfy the share requirements of the DRIP, which may be at, above or below NAV. See “Dividend Reinvestment Plan” for additional information regarding our DRIP.
Expense Example, Year 01	$ 104	$ 138
Expense Example, Years 1 to 3	298	380
Expense Example, Years 1 to 5	478	590
Expense Example, Years 1 to 10	$ 873	$ 997
Purpose of Fee Table , Note [Text Block]
FEES AND EXPENSES
	The following table is intended to assist you in understanding the costs and expenses you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement and the accompanying prospectus contains a reference to fees or expenses paid by “you,” “us” or “CSWC,” or that “we” will pay fees or expenses, you will indirectly bear such fees or expenses as investors in us.	The following table is intended to assist you in understanding the costs and expenses that an investor in an offering will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “you,” “us” or “CSWC,” or that “we” will pay fees or expenses, shareholders will indirectly bear such fees or expenses as investors in us.
Other Transaction Fees, Note [Text Block]	The expenses of administering our dividend reinvestment plan (“DRIP”) are included in operating expenses. The DRIP does not allow shareholders to sell shares through the DRIP. If a shareholder wishes to sell shares they would be required to select a broker of their choice and pay any fees or other costs associated with the sale.	The expenses of administering our DRIP are included in operating expenses. The DRIP does not allow shareholders to sell shares through the DRIP. If a shareholder wishes to sell shares they would be required to select a broker of their choice and pay any fees or other costs associated with the sale.
Other Expenses, Note [Text Block]	Operating expenses in this table represent the estimated annual operating expenses of CSWC and its consolidated subsidiaries based on annualized operating expenses for the quarter ended September 30, 2024. We do not have an investment adviser and are internally managed by our executive officers under the supervision of our board of directors. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals including, without limitation, compensation expenses related to salaries, discretionary bonuses and restricted stock grants.	Operating expenses in this table represent the estimated annual operating expenses of CSWC and its consolidated subsidiaries based on annualized operating expenses for the quarter ended June 30, 2024. We do not have an investment adviser and are internally managed by our executive officers under the supervision of the Board. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals including, without limitation, compensation expenses related to salaries, discretionary bonuses and restricted stock grants.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Class and Year	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Involuntary Liquidating Preference per Unit (3)	Average Market Value per Unit (4)
	(dollars in thousands)
Corporate Credit Facility
As of June 30, 2024	$165,000	2,316	—	N/A
SPV Credit Facility
As of June 30, 2024	$64,000	2,316	—	N/A
January 2026 Notes
As of June 30, 2024	$140,000	2,316	—	N/A
October 2026 Notes
As of June 30, 2024	$150,000	2,316	—	N/A
August 2028 Notes
As of June 30, 2024	$71,875	2,316	—	$25.85

(1)Total amount of each class of senior securities outstanding at the end of the period presented.
(2)Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness. On August 11, 2021, we received an exemptive order from the SEC to permit us to exclude the senior securities issued by SBIC I or any future SBIC subsidiary of CSWC from the definition of senior securities in the asset coverage requirement applicable to CSWC under the 1940 Act. The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities (including the SBA Debentures, which represents indebtedness not represented by senior securities pursuant to our exemptive order), divided by senior securities representing indebtedness.
(3)The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it. The “-” indicates information which the SEC expressly does not required to be disclosed for certain types of senior securities.
(4)Average market value per unit for the Corporate Credit Facility, the SPV Credit Facility, the January 2026 Notes and the October 2026 Notes is not applicable because these are not registered for public trading.

Senior Securities Headings, Note [Text Block]		Total amount of each class of senior securities outstanding at the end of the period presented.Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness. On August 11, 2021, we received an exemptive order from the SEC to permit us to exclude the senior securities issued by SBIC I or any future SBIC subsidiary of CSWC from the definition of senior securities in the asset coverage requirement applicable to CSWC under the 1940 Act. The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities (including the SBA Debentures, which represents indebtedness not represented by senior securities pursuant to our exemptive order), divided by senior securities representing indebtedness. The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it. The “-” indicates information which the SEC expressly does not required to be disclosed for certain types of senior securities.Average market value per unit for the Corporate Credit Facility, the SPV Credit Facility, the January 2026 Notes and the October 2026 Notes is not applicable because these are not registered for public trading.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
We specialize in providing customized debt and equity financing to lower middle market ("LMM") companies in a broad range of investment segments located primarily in the United States. Our investment objective is to produce attractive risk-
adjusted returns by generating current income from our debt investments and capital appreciation from our equity and equity related investments. Our investment strategy is to partner with business owners, management teams and financial sponsors to provide flexible financing solutions to fund growth, changes of control, or other corporate events. We invest primarily in senior debt securities, secured by security interests in portfolio company assets. We also may invest in equity interests in our portfolio companies alongside our debt securities.
We focus on investing in companies with histories of generating revenues and positive cash flow, established market positions and proven management teams with strong operating discipline. Our core business is to target senior debt investments and equity investments in LMM companies. Our target companies generally have annual earnings before interest, taxes, depreciation and amortization, or EBITDA, between $3.0 million and $25.0 million, and our investments generally range in size from $5.0 million to $50.0 million.
	We seek to fill the financing gap for LMM companies, which historically have had more limited access to financing from commercial banks and other traditional sources. The underserved nature of the LMM creates the opportunity for us to meet the financing needs of LMM companies while also negotiating favorable transaction terms and equity participation. Our ability to invest across a LMM company’s capital structure, from secured loans to equity securities, allows us to offer portfolio companies a comprehensive suite of financing options. Providing customized financing solutions is important to LMM companies. We generally seek to partner directly with financial sponsors, entrepreneurs, management teams and business owners in making our investments. Our LMM debt investments typically include senior loans with a first lien on the assets of the portfolio company. Our LMM debt investments typically have a term of up to five years from the original investment date. We also often seek to invest in the equity securities of our LMM portfolio companies.
We specialize in providing customized debt and equity financing to lower middle market (“LMM”) companies in a broad range of investment segments located primarily in the United States. Our investment objective is to produce attractive risk-adjusted returns by generating current income from our debt investments and capital appreciation from our equity and equity related investments. Our investment strategy is to partner with business owners, management teams and financial sponsors to provide flexible financing solutions to fund growth, changes of control, or other corporate events. We invest primarily in senior debt securities, secured by security interests in portfolio company assets. We also may invest in equity interests in our portfolio companies alongside our debt securities.

We focus on investing in companies with histories of generating revenues and positive cash flow, established market positions and proven management teams with strong operating discipline. Our core business is to target senior debt investments and equity investments in LMM companies. Our target companies generally have annual earnings before interest, taxes, depreciation and amortization between $3.0 million and $25.0 million, and our investments generally range in size from $5.0 million to $50.0 million.
		We seek to fill the financing gap for LMM companies, which historically have had more limited access to financing from commercial banks and other traditional sources. The underserved nature of the LMM creates the opportunity for us to meet the financing needs of LMM companies while also negotiating favorable transaction terms and equity participation. Our ability to invest across a LMM company’s capital structure, from secured loans to equity securities, allows us to offer portfolio companies a comprehensive suite of financing options. Providing customized financing solutions is important to LMM companies. We generally seek to partner directly with financial sponsors, entrepreneurs, management teams and business owners in making our investments. Our LMM debt investments typically include senior loans with a first lien on the assets of the portfolio company. Our LMM debt investments typically have a term of up to five years from the original investment date. We also often seek to invest in the equity securities of our LMM portfolio companies.
Risk Factors [Table Text Block]
RISK FACTORS
	Investing in our common stock involves a number of significant risks. Before deciding whether to invest in our common stock, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K, as well as in subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, together with other information in this prospectus supplement, the accompanying prospectus, the documents incorporated by reference in this prospectus supplement and the accompanying prospectus, and any free writing prospectus that we may authorize for use in connection with this offering. The risks described in these documents are not the only ones we face. Additional risks and uncertainties that we are unaware of, or that we currently believe are not material, may also become important factors that could adversely affect our business. If any of these risks actually occurs, the trading price of our common stock could decline, and you may lose all or part of your investment. Please also read carefully the section titled "Cautionary Statement Concerning Forward-Looking Statements" in the accompanying prospectus.
RISK FACTORS
		Investing in our securities involves a number of significant risks. In addition to the other information contained in this prospectus and any accompanying prospectus supplement, you should consider carefully the following information before making an investment in our securities. Before deciding whether to invest in our securities, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in the applicable prospectus supplement and any related free writing prospectus, and discussed in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K and any subsequent filings we have made with the SEC that are incorporated by reference into this prospectus, together with other information in this prospectus, the documents incorporated by reference in this prospectus or any prospectus supplement, and any free writing prospectus that we may authorize for use in connection with this offering. The risks and uncertainties described in these documents could materially adversely affect our business, financial condition and results of operations. The risks described in these documents are not the only ones we face. Additional risks and uncertainties that we are unaware of, or that we currently believe are not material, also may become important factors that could adversely affect our business. If any of the risks described in these documents, or risks not presently known to us, actually occur, the trading price of our common stock could decline, and you may lose all or part of your investment. Please also read carefully the section titled “Cautionary Statement Concerning Forward-Looking Statements.”
Share Price [Table Text Block]

		Price Range
	NAV (1)	High	Low	Premium (Discount) of High Sales Price to NAV (2)	Premium (Discount) of Low Sales Price to NAV (2)
Year ending March 31, 2025
Third Quarter (through October 22, 2024	*	$25.90	$24.89	*	*
Second Quarter	*	27.23	22.70	*	*
First Quarter	$16.60	27.22	24.08	63.98%	45.06%
Year ending March 31, 2024
Fourth Quarter	$16.77	$26.17	$23.06	56.05%	37.51%
Third Quarter	16.77	24.29	20.72	44.84	23.55
Second Quarter	16.46	23.35	19.59	41.86	19.02
First Quarter	16.38	20.25	17.22	23.63	5.13
Year ended March 31, 2023
Fourth Quarter	$16.37	$20.20	$16.34	23.40%	(0.18)%
Third Quarter	16.25	19.72	16.28	21.36	0.18
Second Quarter	16.53	21.23	16.70	28.43	1.03
First Quarter	16.54	24.40	17.79	47.52	7.56

(1)NAV per share, is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2)Calculated as the respective high or low share price divided by NAV and subtracting 1.

*    NAV has not yet been determined for this period.

Lowest Price or Bid			$ 24.89	$ 22.70	$ 24.08	$ 23.06	$ 20.72	$ 19.59	$ 17.22	$ 16.34	$ 16.28	$ 16.70	$ 17.79
Highest Price or Bid			$ 25.90	$ 27.23	$ 27.22	$ 26.17	$ 24.29	$ 23.35	$ 20.25	$ 20.20	$ 19.72	$ 21.23	$ 24.40
Highest Price or Bid, Premium (Discount) to NAV [Percent]					63.98%	56.05%	44.84%	41.86%	23.63%	23.40%	21.36%	28.43%	47.52%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]					45.06%	37.51%	23.55%	19.02%	5.13%	(0.18%)	0.18%	1.03%	7.56%
NAV Per Share					$ 16.60	$ 16.77	$ 16.77	$ 16.46	$ 16.38	$ 16.37	$ 16.25	$ 16.53	$ 16.54
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
DESCRIPTION OF OUR DEBT SECURITIES

We may issue debt securities in one or more series. The specific terms of each series of debt securities will be described in the particular prospectus supplement relating to that series. The prospectus supplement may or may not modify the general terms found in this prospectus and will be filed with the SEC. We urge you to read the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you related to the series of debt securities being offered, as well as the complete indentures that contain the terms of the debt securities.

As required by U.S. federal law for all bonds and notes of companies that are publicly offered, the debt securities are governed by a document called an “indenture.” An indenture is a contract between us and a financial institution acting as trustee on your behalf, and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf, described in the second paragraph under “Events of Default-Remedies if an Event of Default Occurs.” Second, the trustee performs certain administrative duties for us with respect to the debt securities.

This section includes a description of the material provisions of the indenture. Because this section is a summary, however, it does not describe every aspect of the debt securities and the indenture. We urge you to read the indenture because it, and not this description, defines your rights as a holder of debt securities. A copy of the indenture is attached as an exhibit to the registration statement of which this prospectus is a part. We urge you to read the indenture, including any supplemental indenture applicable to the debt securities, because it, and not this description, defines rights of a holder of debt securities. See “Available Information” for information on how to obtain a copy of the indenture.

The prospectus supplement, which will accompany this prospectus, will describe the particular series of debt securities being offered by including, among other things:
•the designation or title of the series of debt securities;
•the total principal amount of the series of debt securities;
•the percentage of the principal amount at which the series of debt securities will be offered;
•the date or dates on which principal will be payable;
•the rate or rates (which may be either fixed or variable) and/or the method of determining such rate or rates of interest, if any;
•the date or dates from which any interest will accrue, or the method of determining such date or dates, and the date or dates on which any interest will be payable;
•whether any interest may be paid by issuing additional securities of the same series in lieu of cash (and the terms upon which any such interest may be paid by issuing additional securities);
•the terms for redemption, extension or early repayment, if any;
•the currencies in which the series of debt securities are issued and payable;
•whether the amount of payments of principal, premium or interest, if any, on a series of debt securities will be determined with reference to an index, formula or other method (which could be based on one or more currencies, commodities, equity indices or other indices) and how these amounts will be determined;
•the place or places of payment, transfer, conversion and/or exchange of the debt securities;
•the denominations in which the offered debt securities will be issued (if other than $2,000 and integral multiple of $1,000 thereof);
•the provision for any sinking fund;
•any restrictive covenants;
•any events of default;
•whether the series of debt securities are issuable in certificated form;
•any provisions for defeasance, covenant defeasance or discharge;
•any special U.S. federal income tax implications, including, if applicable, U.S. federal income tax considerations relating to original issue discount;
•whether and under what circumstances we will pay additional amounts in respect of any tax, assessment or governmental charge and, if so, whether we will have the option to redeem the debt securities rather than pay the additional amounts (and the terms of this option);
•any provisions for convertibility or exchangeability of the debt securities into or for any other securities;
•whether the debt securities are subject to subordination and the terms of such subordination;
•whether the debt securities are secured and the terms of any security interests;
•the listing, if any, on a securities exchange; and
•any other terms.
The debt securities may be secured or unsecured obligations. Under the provisions of the 1940 Act, we are permitted, as a BDC, to issue debt only in amounts such that our asset coverage, as defined in the 1940 Act, equals at least 150% after each issuance of debt. In accordance with the 1940 Act, on April 25, 2018, the Board unanimously approved the application of the modified asset coverage requirements set forth in Section 61(a)(2) of the 1940 Act. As a result, the minimum asset coverage ratio applicable to the Company was decreased from 200% to 150%, which became effective on April 25, 2019. The Board also approved a resolution that limits the Company’s issuance of senior securities such that the asset coverage ratio, taking into account such issuance, would not be less than 166%, at any time after the effective date. For a discussion of the risks involved with incurring additional leverage, see “Risk Factors” in our annual, quarterly and other reports filed with the SEC from time to time. Unless the prospectus supplement states otherwise, principal (and premium, if any) and interest, if any, will be paid by us in immediately available funds.

General

The indenture provides that any debt securities proposed to be sold under this prospectus and the accompanying prospectus supplement (“offered debt securities”) may be issued under the indenture in one or more series.
For purposes of this prospectus, any reference to the payment of principal of or premium or interest, if any, on debt securities will include additional amounts if required by the terms of the debt securities.

The indenture does not limit the amount of debt securities that may be issued thereunder from time to time. Debt securities issued under the indenture, when a single trustee is acting for all debt securities issued under the indenture, are called the “indenture securities”. The indenture also provides that there may be more than one trustee thereunder, each with respect to one or more different series of indenture securities. See “Resignation of Trustee” below. At a time when two or more trustees are acting under the indenture, each with respect to only certain series, the term “indenture securities” means the one or more series of debt securities with respect to which each respective trustee is acting. In the event that there is more than one trustee under the indenture, the powers and trust obligations of each trustee described in this prospectus will extend only to the one or more series of indenture securities for which it is trustee. If two or more trustees are acting under the indenture, then the indenture securities for which each trustee is acting would be treated as if issued under separate indentures.

Except as described under “ – Merger or Consolidation” below, the indenture does not contain any provisions that give you protection in the event we issue a large amount of debt or we are acquired by another entity.

We refer you to the applicable prospectus supplement for information with respect to any deletions from, modifications of or additions to the Events of Default or our covenants that are described below, including any addition of a covenant or other provision providing event risk protection or similar protection.

We have the ability to issue indenture securities with terms different from those of indenture securities previously issued and, without the consent of the holders thereof, to reopen a previous issue of a series of indenture securities and issue additional indenture securities of that series unless the reopening was restricted when that series was created.

We expect that we will usually issue debt securities in book entry only form represented by global securities and will specify the method of issuance in the applicable prospectus supplement.
Conversion and Exchange

If any debt securities are convertible into or exchangeable for other securities, the prospectus supplement will explain the terms and conditions of the conversion or exchange, including the conversion price or exchange ratio (or the calculation method), the conversion or exchange period (or how the period will be determined), if conversion or exchange will be mandatory or at the option of the holder or us, provisions for adjusting the conversion price or the exchange ratio and provisions affecting conversion or exchange in the event of the redemption of the underlying debt securities. These terms also may include provisions under which the number or amount of other securities to be received by the holders of the debt securities upon conversion or exchange would be calculated according to the market price of the other securities as of a time stated in the prospectus supplement.

Payment

Unless otherwise specified in the prospectus supplement, we will pay interest to the person listed in the trustee’s records as the owner of the debt security at the close of business on a particular day in advance of each due date for interest, even if that person no longer owns the debt security on the interest due date. That day, usually about two weeks in advance of the interest due date, is called the “record date.” Because we will pay all the interest for an interest period to the holders on the record date, holders buying and selling the debt securities must work out between themselves the appropriate purchase price. The most common manner is to adjust the sales price of the debt securities to prorate interest fairly between buyer and seller based on their respective ownership periods within the particular interest period. This prorated interest amount is called “accrued interest.”

Payments on Global Securities

We will make payments on a global security in accordance with the applicable policies of the depositary as in effect from time to time. Under those policies, we will make payments directly to the depositary, or its nominee, and not to any indirect holders who own beneficial interests in the global security. An indirect holder’s right to those payments will be governed by the rules and practices of the depositary and its participants.

Payment When Offices Are Closed

If any payment is due on a debt security on a day that is not a business day, we will make the payment on the next day that is a business day. Payments made on the next business day in this situation will be treated under the indenture as if they were made on the original due date, except as otherwise indicated in the attached prospectus supplement. Such payment will not result in a default under any debt security or the indenture, and no interest will accrue on the payment amount from the original due date to the next day that is a business day.

Book-entry and other indirect holders should consult their banks or brokers for information on how they will receive payments on their debt securities.

Events of Default

You will have rights if an Event of Default occurs in respect of the debt securities of your series and is not cured, as described later in this subsection.

The term “Event of Default” in respect of the debt securities of your series means any of the following (unless the applicable prospectus supplement or supplemental indenture relating to such debt securities states otherwise):
•we do not pay the principal of, or any premium on, a debt security of the series on its due date;
•we do not pay interest on a debt security of the series within 30 days of its due date;
•we do not deposit any sinking fund payment in respect of debt securities of the series within 2 business days of its due date;
•we remain in breach of a covenant in respect of debt securities of the series for 60 days after we receive a written notice of default stating we are in breach. The notice must be sent by either the trustee or holders of at least 25% of the principal amount of debt securities of the series;
•we file for bankruptcy or certain other events of bankruptcy, insolvency or reorganization occur and, in the case of certain orders or decrees entered against us under any bankruptcy law, such order or decree remains undischarged or unstayed for a period of 60 days;
•any series of debt securities issued under the indenture has an asset coverage, as such term is defined in the 1940 Act, of less than 100 per centum on the last business day of each of twenty-four consecutive calendar months; giving effect to any exemptive relief granted to us by the SEC; or
•any other Event of Default in respect of debt securities of the series described in the prospectus supplement occurs.

An Event of Default for a particular series of debt securities does not necessarily constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of debt securities of any default, except in the payment of principal, premium, interest or sinking or purchase fund installment, if it in good faith considers the withholding of notice to be in the interest of the holders.

Remedies if an Event of Default Occurs

Unless the prospectus supplement specifies otherwise, if an Event of Default has occurred and has not been cured, the trustee or the holders of at least 25% in principal amount of the outstanding debt securities of the affected series may (and the trustee shall at the request of such holders) declare the entire principal amount of all the debt securities of that series to be due and immediately payable, but does not entitle any holder to any redemption payout or redemption premium. This is called a declaration of acceleration of maturity. A declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the outstanding debt securities of the affected series if (1) we have deposited with the trustee all amounts due and owing with respect to the securities (other than principal or payments that have become due solely by reason of such acceleration) and certain other amounts, and (2) all Events of Default have been cured or waived.

Except in cases of default, where the trustee has some special duties, the trustee is not required to take any action under the indenture at the request of any holders unless the holders offer the trustee reasonable protection from expenses and liability (called an “indemnity”). If reasonable indemnity is provided, the holders of a majority in principal amount of the outstanding debt securities of the relevant series may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the trustee. The trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.

Before you are allowed to bypass your trustee and bring your own lawsuit or other formal legal action or take other steps to enforce your rights or protect your interests relating to the debt securities, the following must occur:
•you must give your trustee written notice that an Event of Default with respect to the relevant series of debt securities has occurred and remains uncured;
•the holders of at least 25% in principal amount of all outstanding debt securities of the relevant series must make a written request that the trustee take action because of the default and must offer reasonable indemnity to the trustee against the cost and other liabilities of taking that action;
•the trustee must not have taken action for 60 days after receipt of the above notice and offer of indemnity; and
•the holders of a majority in principal amount of the debt securities of that series must not have given the trustee a direction inconsistent with the above notice during that 60-day period.

However, you are entitled at any time to bring a lawsuit for the payment of money due on your debt securities on or after the due date.

Holders of a majority in principal amount of the outstanding debt securities of the affected series may waive any past defaults other than:
•in respect of the payment of principal, any premium or interest; or
•in respect of a covenant that cannot be modified or amended without the consent of each holder.

Book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the trustee and how to declare or cancel an acceleration of maturity.

Each year, we will furnish to each trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the indenture and the debt securities or else specifying any default.

Merger or Consolidation

Under the terms of the indenture, we are generally permitted to consolidate or merge with another entity. We are also permitted to sell all or substantially all of our assets to another entity. However, we may not take any of these actions unless all the following conditions are met:
•where we merge out of existence or sell all or substantially all of our assets, the resulting entity must agree to be legally responsible for our obligations under the debt securities;
•the merger or sale of assets must not cause a default on the debt securities and we must not already be in default (unless the merger or sale would cure the default). For purposes of this no-default test, a default would include an Event of Default that has occurred and has not been cured, as described under “Events of Default” above. A default for this purpose would also include any event that would be an Event of Default if the requirements for giving us a notice of default or our default having to exist for a specific period of time were disregarded;
•we must deliver certain certificates and documents to the trustee; and
•we must satisfy any other requirements specified in the prospectus supplement relating to a particular series of debt securities.

Notwithstanding any of the foregoing, any subsidiary of ours may consolidate with, merge into or transfer all or part of its property and assets to other subsidiaries of ours or to us. Additionally, this covenant shall not apply to: (1) our merger or the merger of one of our subsidiaries with an affiliate solely for the purpose of reincorporating in another jurisdiction; (2) any conversion by us or a subsidiary from an entity formed under the laws of one state to any entity formed under the laws of another state; (3) any conversion by us or a subsidiary from a limited liability company, corporation, limited partnership or similar entity to a limited liability company, corporation, limited partnership or similar entity, whether the converting entity and converted entity are formed under the laws of the same state or a different state; or (4) any combination of (1) through (3) above.

Modification or Waiver

There are three types of changes we can make to the indenture and the debt securities issued thereunder.

Changes Requiring Your Approval

First, there are changes that we cannot make to your debt securities without your specific approval. The following is a list of those types of changes:
•change the stated maturity of the principal of, or interest on, a debt security or the terms of any sinking fund with respect to any security;
•reduce any amounts due on a debt security;
•reduce the amount of principal payable upon acceleration of the maturity of an original issue discount or indexed security following a default or upon the redemption thereof or the amount thereof provable in a bankruptcy proceeding;
•adversely affect any right of repayment at the holder’s option;
•change the place (except as otherwise described in the prospectus or prospectus supplement) or currency of payment on a debt security;
•impair your right to sue for payment;
•adversely affect any right to convert or exchange a debt security in accordance with its terms;
•modify the subordination provisions in the indenture in a manner that is adverse to holders of the outstanding debt securities;
•reduce the percentage of holders of debt securities whose consent is needed to modify or amend the indenture;
•reduce the percentage of holders of debt securities whose consent is needed to waive compliance with certain provisions of the indenture or to waive certain defaults or reduce the percentage of holders of debt securities required to satisfy quorum or voting requirements at a meeting of holders;
•modify any other aspect of the provisions of the indenture dealing with supplemental indentures with the consent of holders, waiver of past defaults, or the waiver of certain covenants; and
•change any obligation we have to pay additional amounts.

Changes Not Requiring Approval

The second type of change does not require any vote by the holders of the debt securities. This type is limited to clarifications, corrections in the indenture to match this “Description of our Debt Securities” or a similar section in any prospectus supplement, establishment of the form or terms of new securities of any series as permitted by the indenture and certain other changes that would not adversely affect holders of the outstanding debt securities in any material respect. We also do not need any approval to make any change that affects only debt securities to be issued under the indenture after the change takes effect.

Changes Requiring Majority Approval

Any other change to the indenture and the debt securities would require the following approval:
•If the change affects only one series of debt securities, it must be approved by the holders of a majority in principal amount of that series.
•If the change affects more than one series of debt securities issued under the same indenture, it must be approved by the holders of a majority in principal amount of all of the series affected by the change, with all affected series voting together as one class for this purpose.

In each case, the required approval must be given by written consent.

The holders of a majority in principal amount of a series of debt securities issued under the indenture, voting together as one class for this purpose, may waive our compliance with some of our covenants applicable to that series of debt securities. However, we cannot obtain a waiver of a payment default or of any of the matters covered by the bullet points included above under “— Changes Requiring Your Approval.”
Further Details Concerning Voting

When taking a vote, we will use the following rules to decide how much principal to attribute to a debt security:
•For original issue discount securities, we will use the principal amount that would be due and payable on the voting date if the maturity of these debt securities were accelerated to that date because of a default.
•For debt securities whose principal amount is not known (for example, because it is based on an index), we will use the principal face amount at original issuance or a special rule for that debt security described in the prospectus supplement.
•For debt securities denominated in one or more foreign currencies, we will use the U.S. dollar equivalent.

Debt securities will not be considered outstanding, and therefore not eligible to vote, if we have deposited or set aside in trust money for their payment or redemption or if we, any other obligor, or any affiliate of us or any obligor own such debt securities. Debt securities also will not be eligible to vote if they have been fully defeased as described later under “Defeasance — Full Defeasance.”

We generally will be entitled to set any day as a record date for the purpose of determining the holders of outstanding indenture securities that are entitled to vote or take other action under the indenture. If we set a record date for a vote or other action to be taken by holders of one or more series, that vote or action may be taken only by persons who are holders of outstanding indenture securities of those series on the record date and must be taken within eleven months following the record date.

Book-entry and other indirect holders should consult their banks or brokers for information on how approval may be granted or denied if we seek to change the indenture or the debt securities or request a waiver.

Defeasance

The following provisions will be applicable to each series of debt securities unless we state in the applicable prospectus supplement that the provisions of covenant defeasance and full defeasance will not be applicable to that series.

Covenant Defeasance

Under current U.S. federal tax law and the indenture, we can make the deposit described below and be released from some of the restrictive covenants in the indenture under which the particular series was issued. This is called “covenant defeasance.” In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your debt securities. If applicable, you also would be released from the subordination provisions described under “Indenture Provisions-Subordination” below. In order to achieve covenant defeasance, we must do the following:
•we must deposit in trust for the benefit of all holders of a series of debt securities a combination of cash (in such currency in which such securities are then specified as payable at stated maturity) or government obligations applicable to such securities (determined on the basis of the currency in which such securities are then specified as payable at stated maturity) that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates and any mandatory sinking fund payments or analogous payments;
•we must deliver to the trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit;
•we must deliver to the trustee a legal opinion of our counsel and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with;
•defeasance must not result in a breach or violation of, or result in a default under, the indenture or any of our other material agreements or instruments;
•no default or event of default with respect to such debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days; and
•satisfy the conditions for covenant defeasance contained in any supplemental indentures.

If we accomplish covenant defeasance, you can still look to us for repayment of the debt securities if there were a shortfall in the trust deposit or the trustee is prevented from making payment. In fact, if one of the remaining Events of Default occurred (such as our bankruptcy) and the debt securities became immediately due and payable, there might be a shortfall. Depending on the event causing the default, you may not be able to obtain payment of the shortfall.
Full Defeasance

If there is a change in U.S. federal tax law or we obtain ruling from the U.S. Internal Revenue Service (the “IRS”), as described in the second bullet below, we can legally release ourselves from all payment and other obligations on the debt securities of a particular series (called “full defeasance”) if we put in place the following other arrangements for you to be repaid:
•we must deposit in trust for the benefit of all holders of a series of debt securities a combination of cash (in such currency in which such securities are then specified as payable at stated maturity) or government obligations applicable to such securities (determined on the basis of the currency in which such securities are then specified as payable at stated maturity) that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates and any mandatory sinking fund payments or analogous payments;
•we must deliver to the trustee a legal opinion confirming that there has been a change in current U.S. federal tax law or an IRS ruling that allows us to make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit. Under current U.S. federal tax law, the deposit and our legal release from the debt securities would be treated as though we paid you your share of the cash and notes or bonds at the time the cash and notes or bonds were deposited in trust in exchange for your debt securities and you would recognize gain or loss on the debt securities at the time of the deposit;
•we must deliver to the trustee a legal opinion of our counsel and officers’ certificate stating that all conditions precedent to defeasance have been complied with;
•defeasance must not result in a breach or violation of, or constitute a default under, the indenture or any of our other material agreements or instruments;
•no default or event of default with respect to such debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days; and
•satisfy the conditions for full defeasance contained in any supplemental indentures.

If we ever did accomplish full defeasance, as described above, you would have to rely solely on the trust deposit for repayment of the debt securities. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors if we ever became bankrupt or insolvent. If applicable, you would also be released from the subordination provisions described later under “Indenture Provisions — Subordination.”

Form, Exchange and Transfer of Certificated Registered Securities

If registered debt securities cease to be issued in book-entry form, they will be issued:
•only in fully registered certificated form,
•without interest coupons, and
•unless we indicate otherwise in the prospectus supplement, in minimum denominations of $2,000 and increased amounts that are multiples of $1,000.

Holders may exchange their certificated securities for debt securities of smaller denominations or combined into fewer debt securities of larger denominations, as long as the total principal amount is not changed and as long as the denomination is greater than the minimum denomination for such securities.

Holders may exchange or transfer their certificated securities at the office of the trustee. We have appointed the trustee to act as our agent for registering debt securities in the names of holders transferring debt securities. We may appoint another entity to perform these functions or perform them ourselves.

Holders will not be required to pay a service charge to transfer or exchange their certificated securities, but they may be required to pay any tax or other governmental charge associated with the transfer or exchange. The transfer or exchange will be made only if our transfer agent is satisfied with the holder’s proof of legal ownership.

If we have designated additional transfer agents for your debt security, they will be named in the prospectus supplement. We may appoint additional transfer agents or cancel the appointment of any particular transfer agent. We also may approve a change in the office through which any transfer agent acts.

If any certificated securities of a particular series are redeemable and we redeem less than all the debt securities of that series, we may block the transfer or exchange of those debt securities during the period beginning 15 days before the day we mail the notice of redemption and ending on the day of that mailing, in order to freeze the list of holders to prepare the mailing. We also may refuse to register transfers or exchanges of any certificated securities selected for redemption, except that we will continue to permit transfers and exchanges of the unredeemed portion of any debt security that will be partially redeemed.

If a registered debt security is issued in book-entry form, only the depositary will be entitled to transfer and exchange the debt security as described in this subsection, since it will be the sole holder of the debt security.

Resignation of Trustee

Each trustee may resign or be removed with respect to one or more series of indenture securities provided that a successor trustee is appointed to act with respect to these series and has accepted such appointment. In the event that two or more persons are acting as trustee with respect to different series of indenture securities under the indenture, each of the trustees will be a trustee of a trust separate and apart from the trust administered by any other trustee.

Indenture Provisions-Subordination and Senior Indebtedness

Upon any distribution of our assets upon our dissolution, winding up, liquidation or reorganization, the payment of the principal of (and premium, if any) and interest, if any, on any indenture securities denominated as subordinated debt securities is to be subordinated to the extent provided in the indenture in right of payment to the prior payment in full of all Senior Indebtedness (as defined below), but our obligation to you to make payment of the principal of (and premium, if any) and interest, if any, on such subordinated debt securities will not otherwise be affected. In addition, no payment on account of principal (or premium, if any), sinking fund or interest, if any, may be made on such subordinated debt securities at any time unless full payment of all amounts due in respect of the principal (and premium, if any), sinking fund and interest on Senior Indebtedness has been made or duly provided for in money or money’s worth.

In the event that, notwithstanding the foregoing, any payment by us is received by the trustee in respect of subordinated debt securities or by the holders of any of such subordinated debt securities, upon our dissolution, winding up, liquidation or reorganization before all Senior Indebtedness is paid in full, the payment or distribution must be paid over to the holders of the Senior Indebtedness or on their behalf for application to the payment of all the Senior Indebtedness remaining unpaid until all the Senior Indebtedness has been paid in full, after giving effect to any concurrent payment or distribution to the holders of the Senior Indebtedness. Subject to the payment in full of all Senior Indebtedness upon this distribution by us, the holders of such subordinated debt securities will be subrogated to the rights of the holders of the Senior Indebtedness to the extent of payments made to the holders of the Senior Indebtedness out of the distributive share of such subordinated debt securities.

By reason of this subordination, in the event of a distribution of our assets upon our insolvency, certain of our senior creditors may recover more, ratably, than holders of any subordinated debt securities or the holders of any indenture securities that are not Senior Indebtedness. The indenture provides that these subordination provisions will not apply to money and securities held in trust under the defeasance provisions of the indenture.

Senior Indebtedness is defined in the indenture as the principal of (and premium, if any) and unpaid interest on:
•our indebtedness (including indebtedness of others guaranteed by us), whenever created, incurred, assumed or guaranteed, for money borrowed (other than indenture securities issued under the indenture and denominated as subordinated debt securities), unless in the instrument creating or evidencing the same or under which the same is outstanding it is provided that this indebtedness is not senior or prior in right of payment to the subordinated debt securities, and
•renewals, extensions, modifications and refinancings of any of this indebtedness.

If this prospectus is being delivered in connection with the offering of a series of indenture securities denominated as subordinated debt securities, the accompanying prospectus supplement will set forth the approximate amount of our Senior Indebtedness and of our other indebtedness outstanding as of a recent date.

Secured Indebtedness

Certain of our indebtedness, including certain series of indenture securities, may be secured. The prospectus supplement for each series of indenture securities will describe the terms of any security interest for such series and will indicate the approximate amount of our secured indebtedness as of a recent date. In the event of a distribution of our assets upon our insolvency, the holders of unsecured indenture securities may recover less, ratably, than holders of any of our secured indebtedness.
The Trustee under the Indenture

U.S. Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association) serves as the trustee under the indenture.

Certain Considerations Relating to Foreign Currencies

Debt securities denominated or payable in foreign currencies may entail significant risks. These risks include the possibility of significant fluctuations in the foreign currency markets, the imposition or modification of foreign exchange controls and potential illiquidity in the secondary market. These risks will vary depending upon the currency or currencies involved and will be more fully described in the applicable prospectus supplement.

Book-Entry Procedures

Unless otherwise specified in the applicable prospectus supplement, the Depository Trust Company, or DTC, will act as securities depositary for the debt securities. The debt securities will be issued as fully registered securities registered in the name of Cede & Co. (DTC’s partnership nominee) or such other name as may be requested by an authorized representative of DTC. One fully-registered certificate will be issued for the debt securities, in the aggregate principal amount of such issue, and will be deposited with DTC.

DTC is a limited-purpose trust company organized under the New York Banking Law, a “banking organization” within the meaning of the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity, corporate and municipal debt issues, and money market instruments from over 100 countries that DTC’s participants, or Direct Participants, deposit with DTC. DTC also facilitates the post-trade settlement among Direct Participants of sales and other securities transactions in deposited securities through electronic computerized book-entry transfers and pledges between Direct Participants’ accounts. This eliminates the need for physical movement of securities certificates. Direct Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations. DTC is a wholly-owned subsidiary of The Depository Trust & Clearing Corporation, or DTCC.
DTCC is the holding company for DTC, National Securities Clearing Corporation and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly, or Indirect Participants. DTC has Standard & Poor’s Ratings Services’ highest rating: AAA. The DTC Rules applicable to its participants are on file with the SEC. More information about DTC can be found at www.dtcc.com and www.dtc.org.

Purchases of debt securities under the DTC system must be made by or through Direct Participants, which will receive a credit for the debt securities on DTC’s records. The ownership interest of each actual purchaser of each security, or the “Beneficial Owner,” is in turn to be recorded on the Direct and Indirect Participants’ records. Beneficial Owners will not receive written confirmation from DTC of their purchase. Beneficial Owners are, however, expected to receive written confirmations providing details of the transaction, as well as periodic statements of their holdings, from the Direct or Indirect Participant through which the Beneficial Owner entered into the transaction. Transfers of ownership interests in the debt securities are to be accomplished by entries made on the books of Direct and Indirect Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in debt securities, except in the event that use of the book-entry system for the debt securities is discontinued.

To facilitate subsequent transfers, all debt securities deposited by Direct Participants with DTC are registered in the name of DTC’s partnership nominee, Cede & Co. or such other name as may be requested by an authorized representative of DTC. The deposit of debt securities with DTC and their registration in the name of Cede & Co. or such other DTC nominee do not effect any change in beneficial ownership. DTC has no knowledge of the actual Beneficial Owners of the debt securities; DTC’s records reflect only the identity of the Direct Participants to whose accounts such debt securities are credited, which may or may not be the Beneficial Owners. The Direct and Indirect Participants will remain responsible for keeping account of their holdings on behalf of their customers.

Conveyance of notices and other communications by DTC to Direct Participants, by Direct Participants to Indirect Participants, and by Direct Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.
Redemption notices shall be sent to DTC. If less than all of the debt securities within an issue are being redeemed, DTC’s practice is to determine by lot the amount of the interest of each Direct Participant in such issue to be redeemed.

Redemption proceeds, distributions, and interest payments on the debt securities will be made to Cede & Co., or such other nominee as may be requested by an authorized representative of DTC. DTC’s practice is to credit Direct Participants’ accounts upon DTC’s receipt of funds and corresponding detail information from us or the trustee on the payment date in accordance with their respective holdings shown on DTC’s records. Payments by Participants to Beneficial Owners will be governed by standing instructions and customary practices, as is the case with securities held for the accounts of customers in bearer form or registered in “street name,” and will be the responsibility of such Participant and not of DTC nor its nominee, the trustee, or us, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of redemption proceeds, distributions, and interest payments to Cede & Co. (or such other nominee as may be requested by an authorized representative of DTC) is the responsibility of us or the trustee, but disbursement of such payments to Direct Participants will be the responsibility of DTC, and disbursement of such payments to the Beneficial Owners will be the responsibility of Direct and Indirect Participants.

DTC may discontinue providing its services as securities depository with respect to the debt securities at any time by giving reasonable notice to us or to the trustee. Under such circumstances, in the event that a successor securities depository is not obtained, certificates are required to be printed and delivered. We may decide to discontinue use of the system of book-entry-only transfers through DTC (or a successor securities depository). In that event, certificates will be printed and delivered to DTC.
		The information in this section concerning DTC and DTC’s book-entry system has been obtained from sources that we believe to be reliable, but we take no responsibility for the accuracy thereof.
Corporate Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 165,000,000
Senior Securities Coverage per Unit					$ 2,316
SPV Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 64,000,000
Senior Securities Coverage per Unit					$ 2,316
January 2026 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 140,000,000
Senior Securities Coverage per Unit					$ 2,316
October 2026 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 150,000,000
Senior Securities Coverage per Unit					$ 2,316
August 2028 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 71,875,000
Senior Securities Coverage per Unit					$ 2,316